Notes to the statement of financial position - Other assets schedule (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Miscellaneous other receivables	€ 28,248	€ 21,876
Miscellaneous other receivables, Thereof current	28,044	20,921
Miscellaneous other receivables, Thereof non-current	204	955
Prepaid expenses	4,206	2,967
Prepaid expenses, Thereof current	1,172	1,064
Prepaid expenses, Thereof non-current	3,034	1,903
Total	32,454	24,843
Total, Thereof current	29,216	21,985
Total, Thereof non-current	€ 3,238	€ 2,858